Events after the reporting period (Tables)	6 Months Ended
Jun. 30, 2022
Events after the reporting period
Schedule of loss on disposal

Cash received	9
Less net assets, including:
Assets	(13,776)
Liabilities	11,342
Total net assets	(2,434)
NCI at disposal	268

Loss on disposal of subsidiaries	(2,157)

Consideration received, satisfied in cash	9
Cash and cash equivalents disposed of	(7,699)

Net cash outflow	(7,690)